Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	504,453,085.78	26,639
Yield Supplement Overcollateralization Amount 08/31/22	19,409,826.00	0
Receivables Balance 08/31/22	523,862,911.78	26,639
Principal Payments	19,562,306.97	762
Defaulted Receivables	497,589.35	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	18,273,193.36	0
Pool Balance at 09/30/22	485,529,822.10	25,855

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.52%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	5,886,492.33	265
Past Due 61-90 days	1,630,557.78	70
Past Due 91-120 days	340,036.23	16
Past Due 121+ days	0.00	0
Total	7,857,086.34	351

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.56%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	357,270.21
Aggregate Net Losses/(Gains) - September 2022	140,319.14
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.32%
Prior Net Losses/(Gains) Ratio	0.35%
Second Prior Net Losses/(Gains) Ratio	0.08%
Third Prior Net Losses/(Gains) Ratio	0.29%
Four Month Average	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Overcollateralization Target Amount	5,583,592.95
Actual Overcollateralization	5,583,592.95
Weighted Average Contract Rate	3.51%
Weighted Average Contract Rate, Yield Adjusted	5.74%
Weighted Average Remaining Term	43.44

Flow of Funds	$ Amount
Collections	21,474,577.11
Investment Earnings on Cash Accounts	11,673.78
Servicing Fee	(436,552.43)
Transfer to Collection Account	0.00
Available Funds	21,049,698.46

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	127,278.47
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	13,122,053.19
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,583,592.95
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,186,905.52

Total Distributions of Available Funds	21,049,698.46

Servicing Fee	436,552.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	498,651,875.29
Principal Paid	18,705,646.14
Note Balance @ 10/17/22	479,946,229.15

Class A-1
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-3
Note Balance @ 09/15/22	349,081,875.29
Principal Paid	18,705,646.14
Note Balance @ 10/17/22	330,376,229.15
Note Factor @ 10/17/22	84.5817279%

Class A-4
Note Balance @ 09/15/22	100,020,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	100,020,000.00
Note Factor @ 10/17/22	100.0000000%

Class B
Note Balance @ 09/15/22	33,030,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	33,030,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	16,520,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	16,520,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	157,146.80
Total Principal Paid	18,705,646.14
Total Paid	18,862,792.94

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	87,270.47
Principal Paid	18,705,646.14
Total Paid to A-3 Holders	18,792,916.61

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1430988
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.0334704
Total Distribution Amount	17.1765692

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2234267
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.8895190
Total A-3 Distribution Amount	48.1129457

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	701.50
Noteholders' Principal Distributable Amount	298.50

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	5,504,632.16
Investment Earnings	10,186.83
Investment Earnings Paid	(10,186.83)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,111,011.04	$3,246,687.88	$3,057,540.30
Number of Extensions	130	135	128
Ratio of extensions to Beginning of Period Receivables Balance	0.59%	0.59%	0.54%